Note 3 Managing Member Duties	3 Months Ended
Mar. 31, 2012
Note 3 Managing Member Duties:
Managing Member Duties

3.             Managing Member Duties

The responsibilities of the Managing Member, in addition to directing the trading and investment activity of the Fund, including suspending all trading, includes executing and filing all necessary legal documents, statements and certificates of the Fund, retaining independent public accountants to audit the Fund, employing attorneys to represent the Fund, reviewing the brokerage commission rates to determine reasonableness, maintaining the tax status of the Fund, maintaining a current list of the names, addresses and numbers of units owned by each Member and taking such other actions as deemed necessary to manage the business of the Fund.

If the net unit value of the Fund falls to less than 50% of the greater of the original $1,000 selling price, less commissions and other charges or such higher value earned through trading, then the Managing Member will immediately suspend all trading, provide all members with notice of the reduction in net unit value and give all members the opportunity, for fifteen days after such notice, to redeem Units.  No trading shall commence until after the lapse of such fifteen day period.